Condensed Financial Information of Deswell Industries, Inc. (Tables)	12 Months Ended
Mar. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet

Balance sheets

	March 31,
	2020	2021

Assets

Current assets:
Cash and cash equivalents	$902	$4,574
Prepaid expenses and other current assets	42	45
Amounts due from subsidiaries	19,525	11,751
Total current assets	20,469	16,370
Investments in subsidiaries	61,563	71,005
Total assets	$82,032	$87,375

Liabilities and shareholders’ equity
Current liabilities:
Accrued payroll and employee benefits	$1,588	$1,573
Other accrued liabilities	122	113
Total current liabilities	1,710	1,686
Total shareholders’ equity	80,322	85,689
Total liabilities and shareholders’ equity	$82,032	$87,375

Condensed Income Statement

Statements of comprehensive income (loss)

	Year ended March 31,
	2019	2020	2021

Equity in earnings of subsidiaries	$5,778	$115	$9,442
Operating expenses	1,505	1,435	1,211
Income (loss) before income taxes	4,273	(1,320)	8,231
Income taxes	-	-	-
Net income (loss)	4,273	(1,320)	8,231
Share of other comprehensive income (loss) of subsidiaries	-	-	-
Total comprehensive income (loss)	$4,273	$(1,320)	$8,231

Condensed Cash Flow Statement

Statements of cash flows

	Year ended March 31,
	2019	2020	2021
Cash flows from operating activities
Net income (loss)	$4,273	$(1,320)	$8,231
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in earnings of subsidiaries	(5,778)	(115)	(9,442)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	17	(1)	(3)
Amounts due from subsidiaries	3,355	4,116	7,774
Accrued payroll and employee benefits	(2)	-	-
Other accrued liabilities	30	(21)	(24)
Net cash provided by operating activities	1,895	2,659	6,536

Cash flows from financing activities
Dividends paid	(1,588)	(2,387)	(2,864)
Proceeds from exercise of stock options	-	64	-
Net cash used in financing activities	(1,588)	(2,323)	(2,864)

Net increase in cash and cash equivalents	307	336	3,672
Cash and cash equivalents, beginning of year	259	566	902
Cash and cash equivalents, end of year	$566	$902	$4,574